File Number: 333-129005

                                                Filed Pursuant to Rule 497(e) of
                                                  the Securities Act of 1933


                                                                  April 26, 2010


                         Pioneer Disciplined Value Fund

                       Supplement to the December 31, 2009
                                   Prospectus


The following replaces the second section in "Management" on page 8, under the heading "Portfolio management":

Portfolio management    Paul Cloonan, head of equity research - U.S. at
                        Pioneer (portfolio manager of the fund since April
                        2010); Ashesh Savla, vice president and senior quantitative research analyst at Pioneer (portfolio manager since 2004); and Diego Franzin, head of quantitative research and management at Pioneer
                        (portfolio manager of the fund since 2004)

The following replaces the first paragraph in the section "Portfolio management" on page 16:

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of Paul Cloonan, Ashesh Savla and Diego Franzin. The portfolio managers draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis and include members from Pioneer's affiliate, Pioneer Investment Management Limited. Paul Cloonan, vice president and head of equity research - U.S., joined Pioneer in 1997. Ashesh Savla, senior quantitative research analyst, joined Pioneer in 2003. Diego Franzin, head of quantitative research and management, joined Pioneer in 1998.




                                                                   23966-00-0410
                                        (C) 2010 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC